Income Tax Expenses (Details 4)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expenses
Statutory rate (as a percent)	25.00%	25.00%	25.00%
Expenses not deductible (as a percent)		0.45%
Effective tax rate (as a percent)	25.00%	25.45%	25.00%